SHORT-TERM INVESTMENTS - Summary of Short-Term Investments (Parenthetical) (Detail)	Dec. 31, 2023	Dec. 31, 2022
Treasury Bills [Member]
Disclosure of short-term investments
Average rate of remuneration for shor-term investments	108.15%	109.69%
Government securities (LFT) [Member]
Disclosure of short-term investments
Average rate of remuneration for shor-term investments	100.75%	100.02%